Schedule of Investments (unaudited)
March 31, 2026
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 Western Asset Diversified Income Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 72.4%
Communication Services — 13.4%
Diversified Telecommunication Services — 2.2%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	5,890,000	$4,142,332 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	940,000	659,138 (a)(b)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	1,200,000	1,091,985 (a)(b)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	1,316,349	1,331,107 (a)(b)
Altice France SA, Senior Secured Notes	6.500%	4/15/32	762,196	722,862 (a)(b)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	762,196	722,892 (a)(b)
Cogent Communications Group LLC/Cogent Finance Inc., Senior Notes	7.000%	6/15/27	2,530,000	2,504,327 (a)(b)
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	2,840,000	2,965,987 (a)(b)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	1,710,000	1,808,009 (a)(b)
Total Diversified Telecommunication Services				15,948,639
Entertainment — 1.0%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	7,160,000	2,935,672 (a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	4,780,000	3,405,520 (a)(b)
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	800,000	529,044
OAK-Eagle Acquireco Inc., Senior Notes	8.750%	7/1/34	750,000	785,660 (a)(c)
Total Entertainment				7,655,896
Media — 9.1%
AMC Networks Inc., Senior Secured Notes	10.500%	7/15/32	3,843,000	3,796,650 (a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	5,000,000	4,524,810 (a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	2,910,000	2,900,518 (a)(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	5,000,000	4,712,209 (b)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	3,590,000	3,607,214 (a)(b)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	7,230,000	7,386,307 (a)(b)
Discovery Communications LLC, Senior Notes	5.000%	9/20/37	5,000,000	3,621,325 (b)
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	4,500,000	4,463,993 (a)(b)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,000,000	1,030,790 (a)(b)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	6,198,500	6,699,746 (b)
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	3,183,257	3,218,298 (b)(d)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	2,500,000	2,253,862 (a)(b)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	1,820,000	1,633,959 (a)(b)
Gray Media Inc., Secured Notes	9.625%	7/15/32	2,450,000	2,452,123 (a)(b)
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	1,910,000	1,187,846
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	1,900,000	1,727,300 (a)(b)
Mcclatchy Media Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	8,253,622	9,336,910 (a)(b)(d)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	1,070,000	1,095,916 (a)(b)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	790,000	745,364 (a)(b)
Total Media				66,395,140
Wireless Telecommunication Services — 1.1%
CSC Holdings LLC, Senior Notes	7.500%	4/1/28	5,000,000	2,757,195 (a)(b)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	7,780,000	$5,630,931 (a)(b)
Total Wireless Telecommunication Services				8,388,126

Total Communication Services				98,387,801
Consumer Discretionary — 11.8%
Automobile Components — 2.9%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	5,810,000	5,659,597 (a)(b)
Carbon Revolution Ltd., Senior Secured Notes	8.500%	5/15/27	3,350,252	3,320,937 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	2,485,000	2,521,828 (a)(b)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	2,000,000	2,029,816 (a)(b)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	8,455,000	8,040,984 (a)(b)
Total Automobile Components				21,573,162
Automobiles — 1.8%
Aston Martin Capital Holdings Ltd., Senior Secured Notes	10.000%	3/31/29	2,000,000	1,506,710 (a)(b)
Ford Motor Co., Senior Notes	6.100%	8/19/32	1,000,000	1,008,812 (b)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	11,000,000	10,431,960 (a)(b)
Total Automobiles				12,947,482
Broadline Retail — 0.4%
QVC Inc., Senior Secured Notes	4.375%	9/1/28	6,670,000	2,901,450
Hotels, Restaurants & Leisure — 2.3%
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	7,059,000	6,441,337 (a)(b)
Kingpin Intermediate Holdings LLC, Senior Secured Notes	7.250%	10/15/32	4,000,000	3,544,300 (a)(b)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	2,500,000 GBP	3,435,843 (a)(b)
Six Flags Entertainment Corp./Canada’s Wonderland Co./ Millennium Operations LLC, Senior Notes	8.625%	1/15/32	830,000	831,908 (a)(b)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	3,000,000	2,972,533 (a)
Total Hotels, Restaurants & Leisure				17,225,921
Household Durables — 0.8%
Newell Brands Inc., Senior Notes	8.500%	6/1/28	2,500,000	2,581,875 (a)(b)
Newell Brands Inc., Senior Notes	7.500%	4/1/46	4,500,000	3,616,117 (b)
Total Household Durables				6,197,992
Specialty Retail — 3.6%
Bath & Body Works Inc., Senior Notes	6.750%	7/1/36	3,250,000	3,120,264 (b)
Bath & Body Works Inc., Senior Notes	7.600%	7/15/37	4,275,000	4,166,198 (b)
Gee Automotive Holdings LLC, Senior Notes	7.250%	3/1/31	1,870,000	1,877,035 (a)(b)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	8,500,000	8,464,028 (a)(b)
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	4,060,000	3,785,269 (a)(b)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	1,930,000	1,928,677 (a)(b)
Staples Inc., Secured Notes	12.750%	1/15/30	1,315,228	890,068 (a)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	2,000,000	1,939,937 (a)(b)
Total Specialty Retail				26,171,476

Total Consumer Discretionary				87,017,483
Consumer Staples — 0.8%
Consumer Staples Distribution & Retail — 0.1%
Boots Group Finco LP, Senior Secured Notes	7.375%	8/31/32	640,000 GBP	845,568 (a)
Food Products — 0.4%
TKC Holdings Inc., Senior Secured Notes	8.500%	8/15/30	2,900,000	2,926,231 (a)(b)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — 0.3%
Turning Point Brands Inc., Senior Secured Notes	7.625%	3/15/32	2,000,000	$2,051,800 (a)(b)

Total Consumer Staples				5,823,599
Energy — 12.2%
Energy Equipment & Services — 1.0%
Borr IHC Ltd./Borr Finance LLC, Senior Secured Notes	10.000%	11/15/28	3,329,269	3,416,849 (a)(b)
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	3,770,000	3,929,893 (a)(b)
Total Energy Equipment & Services				7,346,742
Oil, Gas & Consumable Fuels — 11.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	1,000,000	1,039,448 (a)(b)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	3,000,000	3,046,137 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	3,790,000	3,965,363 (a)(b)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. Term SOFR + 4.417%)	6.625%	2/15/28	6,645,000	6,650,934 (b)(e)(f)
EQT Corp., Senior Notes	6.500%	7/15/48	3,000,000	3,015,765
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	6,790,000	6,531,131 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.410%	9/30/29	4,474,324	4,653,374 (a)(f)(g)(h)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	2,500,000	2,588,270 (a)(b)
Occidental Petroleum Corp., Senior Notes	7.500%	11/1/96	8,610,000	9,214,172
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	6.000%	2/15/28	2,000,000	1,992,125 (b)
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	1,294,000	1,374,162 (a)(b)
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	8.024%	4/30/26	7,000,000	6,987,189 (e)(f)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	7,500,000	7,832,797 (a)(b)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	5,000,000	5,108,930 (a)(b)(e)(f)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	2,000,000	1,993,662 (a)(b)(e)(f)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	5,000,000	5,202,477 (a)(b)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	4,510,000	4,845,896 (a)(b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	2,450,000	2,551,876 (a)(b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	2,125,000	2,382,981 (a)(b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	1,180,000	1,250,566 (a)(b)
Total Oil, Gas & Consumable Fuels				82,227,255

Total Energy				89,573,997
Financials — 5.7%
Banks — 0.5%
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	1,920,000	1,922,746 (b)(e)(f)
Ueno Bank SA, Senior Notes	6.700%	3/6/31	1,500,000	1,486,695 (a)
Total Banks				3,409,441
Capital Markets — 0.4%
StoneX Group Inc., Secured Notes	7.875%	3/1/31	2,620,000	2,722,866 (a)(b)
Consumer Finance — 1.3%
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.422%	1/15/56	1,890,000	1,775,692 (a)(f)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Finance — continued
Navient Corp., Senior Notes	5.500%	3/15/29	8,900,000	$8,166,303 (b)
Total Consumer Finance				9,941,995
Financial Services — 1.5%
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	4,100,000	3,443,106 (a)(b)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,000,000	897,127 (a)(b)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	6,500,000	6,421,814 (a)(b)
Total Financial Services				10,762,047
Insurance — 0.9%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/ APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	2,170,000	1,964,230 (a)(b)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	4,790,000	4,973,399 (a)(b)
Total Insurance				6,937,629
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	2,970,000	2,920,038 (a)(b)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	5,000,000	4,849,161 (a)(b)
Total Mortgage Real Estate Investment Trusts (REITs)				7,769,199

Total Financials				41,543,177
Health Care — 7.6%
Health Care Providers & Services — 5.0%
Akumin Inc., Senior Secured Notes	9.750%	8/31/31	6,982,000	6,423,440 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	13,930,000	13,409,962 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	600,000	522,345 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	3,000,000	2,767,421 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	2,424,000	2,603,645 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	1,550,000	1,610,633 (a)(b)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	3,000,000	3,176,286 (a)(b)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	2,500,000	2,585,558 (a)(b)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	1,760,000	1,727,079 (a)(b)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	1,883,000	1,572,305 (a)
Total Health Care Providers & Services				36,398,674
Health Care Technology — 0.2%
Claritev Corp., Senior Secured Notes	6.750%	3/31/31	1,947,887	1,266,127 (a)
MPH Acquisition Holdings LLC, Senior Secured Notes	5.750%	12/31/30	223,925	171,550 (a)(b)
MPH Acquisition Holdings LLC, Senior Secured Notes (6.500% Cash and 5.000% PIK)	11.500%	12/31/30	360,064	325,834 (a)(b)(d)
Total Health Care Technology				1,763,511
Pharmaceuticals — 2.4%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	2,920,000	2,992,092 (a)(b)
Bausch Health Cos. Inc., Senior Notes	7.000%	1/15/28	5,000,000	4,374,750 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	7,616,000	5,721,520 (a)(b)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,000,000	2,063,068 (b)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	3,000,000	$2,227,488
Total Pharmaceuticals				17,378,918

Total Health Care				55,541,103
Industrials — 12.0%
Commercial Services & Supplies — 2.3%
CoreCivic Inc., Senior Notes	8.250%	4/15/29	3,359,000	3,508,956 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	2,100,000	2,241,779 (b)
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	2,280,000	2,302,602 (a)(b)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	1,300,000	1,262,936 (a)(b)
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	3,830,000	3,866,300 (a)(b)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	3,500,000	3,545,549 (a)(b)
Vortex Opco LLC, Senior Secured Notes	8.000%	4/30/30	4,075,500	59,767 *(a)(i)
Total Commercial Services & Supplies				16,787,889
Construction & Engineering — 2.2%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	1,900,000	1,927,965 (a)(b)
Empire Communities Corp., Senior Notes	9.750%	5/1/29	3,000,000	3,016,032 (a)(b)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	9,921,000	10,874,398 (a)(b)
Total Construction & Engineering				15,818,395
Electrical Equipment — 0.8%
Babcock & Wilcox Enterprises Inc., Secured Notes	8.750%	6/30/30	5,000,000	5,025,000 (a)
GrafTech Global Enterprises Inc., Secured Notes	9.875%	12/23/29	1,500,000	965,544 (a)
Total Electrical Equipment				5,990,544
Ground Transportation — 1.1%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	8,250,000	7,885,438 (a)(b)
Machinery — 2.2%
Chart Industries Inc., Senior Secured Notes	7.500%	1/1/30	3,000,000	3,120,471 (a)(b)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	7,690,000	7,888,441 (a)(b)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	5,230,000	5,222,684 (b)
Total Machinery				16,231,596
Marine Transportation — 0.5%
Stena International SA, Senior Secured Notes	7.625%	2/15/31	3,690,000	3,783,626 (a)(b)
Passenger Airlines — 1.7%
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	7,620,000	7,211,708 (a)(b)
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	1,000,000	1,011,250 (a)(b)
RJET 2023-1 A	8.000%	6/15/30	4,312,500	4,506,637
Total Passenger Airlines				12,729,595
Trading Companies & Distributors — 0.1%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	420,000	430,955 (a)(b)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	420,000	430,749 (a)(b)
Total Trading Companies & Distributors				861,704
Transportation Infrastructure — 1.1%
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	8,000,000	8,022,406 (a)(b)

Total Industrials				88,111,193
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 4.1%
Communications Equipment — 0.6%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	2,000,000	$2,103,580 (a)(b)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	2,000,000	1,988,050 (a)(b)
Total Communications Equipment				4,091,630
Electronic Equipment, Instruments & Components — 0.5%
EquipmentShare.com Inc., Secured Notes	9.000%	5/15/28	3,890,000	4,022,964 (a)(b)
IT Services — 1.5%
APLD ComputeCo 2 LLC, Senior Secured Notes	6.750%	3/15/31	710,000	705,271 (a)(b)
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	2,050,000	2,113,964 (a)(b)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	6,380,000	6,205,280 (a)(b)
Sabre GLBL Inc., Senior Secured Notes	11.125%	7/15/30	2,000,000	1,700,020 (a)(b)
Total IT Services				10,724,535
Software — 1.4%
Citrix Systems Inc., Senior Secured Notes	4.500%	12/1/27	8,164,000	7,744,294
NCR Voyix Corp., Senior Notes	5.125%	4/15/29	3,000,000	2,872,312 (a)(b)
Total Software				10,616,606
Technology Hardware, Storage & Peripherals — 0.1%
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, Secured Notes (13.000% Cash)	13.000%	12/15/30	676,658	833,980 (a)(b)(d)

Total Information Technology				30,289,715
Materials — 2.2%
Chemicals — 1.1%
ARC Falcon I Inc./Arclin USA LLC/New Arclin US Holding Corp., Senior Secured Notes	9.750%	3/1/33	3,990,000	3,845,043 (a)(b)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	3,620,000	3,603,819 (a)(b)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	1,080,000	878,526 (b)(j)
Total Chemicals				8,327,388
Construction Materials — 0.3%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	2,070,000	2,136,188 (a)(b)
Metals & Mining — 0.8%
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,000,000	2,076,188 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,420,000	2,525,519 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	1,380,000	1,406,016 (a)
Total Metals & Mining				6,007,723

Total Materials				16,471,299
Real Estate — 2.1%
Diversified REITs — 1.4%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	5,610,000	5,226,837 (b)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	3,890,000	3,029,337 (b)
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	900,000	913,142 (a)(b)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	1,420,000	1,447,265 (a)(b)
Total Diversified REITs				10,616,581
Health Care REITs — 0.2%
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	1,170,000	1,181,516 (a)(b)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate Management & Development — 0.5%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	557,668	$29,166 (d)(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	454,176	6,812 (d)(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	599,523	8,243 (d)(j)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	786,962	5,902 (e)(j)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	219,291	1,645 (d)(j)
Country Garden Holdings Co. Ltd., Senior Secured Notes (2.500% Cash or 5.000% PIK)	5.000%	12/31/32	1,268,733	177,623 (d)(j)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	1,000,000	1,059,880 (a)(b)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	2,170,000	2,166,261 (a)
Total Real Estate Management & Development				3,455,532

Total Real Estate				15,253,629
Utilities — 0.5%
Electric Utilities — 0.2%
Pampa Energia SA, Senior Notes	7.950%	9/10/31	1,210,000	1,262,817 (a)
Independent Power and Renewable Electricity Producers — 0.3%
AES Andes SA, Senior Notes	6.250%	3/14/32	300,000	308,082 (a)
Saavi Energia Sarl, Senior Notes	8.875%	2/10/35	1,800,000	1,891,170 (a)(b)
Total Independent Power and Renewable Electricity Producers				2,199,252

Total Utilities				3,462,069
Total Corporate Bonds & Notes (Cost — $529,045,545)				531,475,065
Collateralized Mortgage Obligations(k) — 25.9%
Atrium Hotel Portfolio Trust, 2017-ATRM E (1 mo. Term SOFR + 3.347%)	7.020%	12/15/36	2,700,000	2,556,697 (a)(b)(f)
BANK, 2021-BN35 H	1.662%	6/15/64	9,451,000	3,815,988 (a)(f)
BANK, 2021-BN35 K	1.662%	6/15/64	21,846,154	8,291,159 (a)(f)
Benchmark Mortgage Trust, 2021-B27 F	2.250%	7/15/54	5,000,000	2,969,992 (a)(f)
Benchmark Mortgage Trust, 2021-B27 G	2.250%	7/15/54	5,000,000	2,413,220 (a)(f)
BRES Commercial Mortgage Trust, 2025-ATCAP F (1 mo. Term SOFR + 5.189%)	8.861%	11/15/42	2,000,000	1,997,159 (a)(f)
BSREP Commercial Mortgage Trust, 2021-DC HRR (1 mo. Term SOFR + 5.614%)	9.287%	8/15/38	15,903,970	3,197,891 (a)(f)
BWAY Mortgage Trust, 2013-1515 F	3.928%	3/10/33	3,000,000	2,553,928 (a)(b)(f)
BX Commercial Mortgage Trust, 2019-IMC G (1 mo. Term SOFR + 3.646%)	7.319%	4/15/34	4,000,000	3,903,382 (a)(b)(f)
BX Commercial Mortgage Trust, 2026-VLT9 E (1 mo. Term SOFR + 4.250%)	7.923%	3/15/45	2,150,000	2,132,448 (a)(f)
CAFL Issuer LLC, 2024-RTL1 A2	8.680%	11/28/31	4,570,000	4,645,935 (a)(b)
CIM Trust, 2021-INV1 AXS, IO	0.190%	7/1/51	169,865,082	1,503,442 (a)(f)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	15,319	15,021 (a)
CSMC Trust, 2021-ADV G (1 mo. Term SOFR + 6.364%)	10.037%	7/15/38	7,860,000	574 (a)(f)
Easy Street Mortgage Loan Trust, 2025-RTL1 A2	8.299%	5/25/40	2,990,000	3,022,070 (a)(b)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2021-MN2 B1 (30 Day Average SOFR + 5.500%)	9.162%	7/25/41	2,500,000	$2,520,032 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2023-MN7 B1 (30 Day Average SOFR + 8.850%)	12.512%	9/25/43	1,960,000	2,280,126 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA1 B2 (30 Day Average SOFR + 5.364%)	9.026%	1/25/50	2,225,000	2,474,452 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA2 B2 (30 Day Average SOFR + 4.914%)	8.576%	2/25/50	5,437,500	5,979,071 (a)(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA6 B2 (30 Day Average SOFR + 5.650%)	9.312%	12/25/50	5,000,000	5,827,886 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA1 B2 (30 Day Average SOFR + 4.750%)	8.412%	1/25/51	6,000,000	6,712,638 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 B2 (30 Day Average SOFR + 6.000%)	9.662%	8/25/33	4,500,000	5,607,781 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	9.912%	10/25/33	5,000,000	6,309,421 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B2 (30 Day Average SOFR + 5.500%)	9.162%	1/25/34	5,025,000	6,135,173 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-3 BX	2.205%	8/25/57	9,332,186	2,730,023 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2022-1 M	4.500%	11/25/61	5,000,000	4,662,750 (a)(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	15.526%	5/25/43	4,663,554	5,472,029 (a)(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR1 B2 (30 Day Average SOFR + 8.464%)	12.126%	1/25/48	3,460,000	4,087,730 (a)(b)(f)
FREMF Mortgage Trust, 2021-F117 CS (30 Day Average SOFR + 6.400%)	10.069%	7/25/31	3,293,585	3,041,048 (a)(f)
Greystone CRE Notes LLC, 2025-HC4 D (1 mo. Term SOFR + 3.940%)	7.613%	10/15/42	3,500,000	3,487,859 (a)(f)
GS Mortgage Securities Corp., 2024-70P HRR	9.333%	3/10/41	17,680,000	17,722,595 (a)(f)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	8.420%	11/15/32	5,000,000	4,982,690 (a)(b)(f)
HIH Trust, 2024-61P F (1 mo. Term SOFR + 5.437%)	9.110%	10/15/41	3,611,150	3,625,200 (a)(b)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018- WPT GFX	5.364%	7/5/33	4,000,000	400,386 (a)(f)
KIND Trust, 2021-KIND F (1 mo. Term SOFR + 4.064%)	7.740%	8/15/38	5,951,129	5,880,121 (a)(b)(f)
MIRA Trust, 2023-MILE HRR	9.300%	6/10/38	13,750,000	13,827,229 (a)
Morgan Stanley Capital I Trust, 2021-L6 F	2.250%	6/15/54	7,195,000	4,415,938 (a)(f)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Multifamily CAS Trust, 2019-1 CE (30 Day Average SOFR + 8.864%)	12.526%	10/25/49	2,000,000	$2,043,708 (a)(f)
Multifamily CAS Trust, 2020-1 CE (30 Day Average SOFR + 7.614%)	11.276%	3/25/50	2,500,000	2,592,025 (a)(f)
Natixis Commercial Mortgage Securities Trust, 2022-JERI G (1 mo. Term SOFR + 7.608%)	11.280%	1/15/39	2,500,000	1,695,460 (a)(f)
Natixis Commercial Mortgage Securities Trust, 2022-RRI E (1 mo. Term SOFR + 5.193%)	8.866%	3/15/35	1,240,552	1,243,205 (a)(b)(f)
New Residential Mortgage Loan Trust, 2017-2A B5	5.165%	3/25/57	2,819,937	2,543,547 (a)(f)
New Residential Mortgage Loan Trust, 2018-1A B6	5.590%	12/25/57	5,732,901	4,916,855 (a)(f)
NYC Commercial Mortgage Trust, 2025-28L F	8.130%	11/5/38	1,500,000	1,515,122 (a)(f)
NYC Commercial Mortgage Trust, 2025-28L G	9.321%	11/5/38	3,500,000	3,509,325 (a)(f)
Redwood Funding Trust, 2025-3 A	6.231%	12/27/56	3,827,337	3,863,701 (a)
SFO Commercial Mortgage Trust, 2021-555 E (1 mo. Term SOFR + 3.014%)	6.687%	5/15/38	1,650,000	1,632,421 (a)(b)(f)
Soho Trust, 2021-SOHO D	2.697%	8/10/38	4,050,000	2,967,025 (a)(f)

Total Collateralized Mortgage Obligations (Cost — $210,785,384)				189,723,478
			Face Amount†/ Units
Asset-Backed Securities — 23.4%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.418%	4/20/37	2,600,000	2,529,086 (a)(b)(f)
Abry Liquid Credit CLO Ltd., 2025-2A E (3 mo. Term SOFR + 5.850%)	9.535%	1/15/39	2,810,000	2,784,580 (a)(f)
AGL CLO Ltd., 2022-17A ER (3 mo. Term SOFR + 4.650%)	8.320%	1/21/35	1,530,000	1,391,607 (a)(f)
AGL CLO Ltd., 2025-44A E (3 mo. Term SOFR + 4.750%)	8.581%	10/22/37	3,600,000	3,539,618 (a)(f)
AGL CLO Ltd., 2021-16A DR (3 mo. Term SOFR + 2.400%)	6.068%	1/20/35	380,000	367,626 (a)(f)
AMMC CLO Ltd., 2020-23A D2R3 (3 mo. Term SOFR + 4.900%)	8.568%	7/17/38	1,500,000	1,496,361 (a)(f)
AMMC CLO Ltd., 2021-24A ER (3 mo. Term SOFR + 6.500%)	10.168%	1/20/35	1,890,000	1,738,263 (a)(b)(f)
AMSR Trust, 2026-SFR1 F1	3.775%	4/17/31	5,100,000	4,374,971
AMSR Trust, 2026-SFR1 F2	3.775%	4/17/31	1,258,000	1,015,144
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.418%	10/20/34	970,000	934,939 (a)(f)
Apidos CLO Ltd., 2023-46A SUB	—	10/24/36	3,500,000	2,493,786 (a)(f)(l)
Apidos Loan Fund Ltd., 2024-1A ER (3 mo. Term SOFR + 4.750%)	8.418%	10/25/38	1,750,000	1,712,759 (a)(f)
Arini US CLO Ltd., 3A E (3 mo. Term SOFR + 5.250%)	9.170%	1/15/39	1,440,000	1,433,811 (a)(f)
Avis Budget Rental Car Funding AESOP LLC, 2023-6A D	7.370%	12/20/29	1,320,000	1,341,674 (a)
Avis Budget Rental Car Funding AESOP LLC, 2024-2A D	7.430%	10/20/28	840,000	853,411 (a)
Balboa Bay Loan Funding Ltd., 2020-1A ERR (3 mo. Term SOFR + 7.150%)	10.818%	10/20/35	2,620,000	2,527,910 (a)(b)(f)
Balboa Bay Loan Funding Ltd., 2023-1A D2RR (3 mo. Term SOFR + 4.250%)	7.918%	4/20/36	2,250,000	2,216,191 (a)(f)
Balboa Bay Loan Funding Ltd., 2024-2A F (3 mo. Term SOFR + 7.800%)	11.468%	1/20/38	200,000	192,601 (a)(b)(f)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	9.418%	1/20/38	1,630,000	1,591,064 (a)(b)(f)
Bayfront Iabs Pte. Ltd., 7A C (SOFR + 2.950%)	—	4/11/48	3,000,000	2,990,817 *
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Bayview Opportunity Master Fund LLC, 2025-EDU1 D (30 Day Average SOFR + 2.250%)	5.912%	7/27/48	1,612,397	$1,610,731 (a)(f)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.569%	11/22/34	2,270,000	2,251,131 (a)(f)
BlueMountain CLO Ltd., 2020-29A ER (3 mo. Term SOFR + 7.122%)	10.790%	7/25/34	7,000,000	6,269,186 (a)(b)(f)
BlueMountain Fuji US CLO Ltd., 2017-2A D (3 mo. Term SOFR + 6.412%)	10.079%	10/20/30	5,350,000	4,354,786 (a)(b)(f)
Capital Four US CLO Ltd., 2025-4A E (3 mo. Term SOFR + 6.130%)	9.888%	10/18/38	2,660,000	2,646,514 (a)(f)
CarVal CLO Ltd., 2024-3A E (3 mo. Term SOFR + 6.350%)	10.018%	10/20/37	2,070,000	2,006,811 (a)(b)(f)
Davis Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 6.000%)	9.668%	7/20/38	2,500,000	2,288,058 (a)(f)
Dryden CLO Ltd., 2021-95A SUB	—	8/20/34	6,870,000	1,923,812 (a)(f)(l)
Dryden CLO Ltd., 2022-113A D1R3 (3 mo. Term SOFR + 3.000%)	6.672%	10/15/37	1,970,000	1,965,075 (a)(f)
Elevation CLO Ltd., 2021-14A ER (3 mo. Term SOFR + 6.450%)	10.118%	1/20/38	4,400,000	3,848,796 (a)(f)
Elmwood CLO Ltd., 2019-2A SUB	—	4/20/34	4,600,000	1,544,591 (a)(f)(l)
Fortress Credit BSL Ltd., 2021-4A E (3 mo. Term SOFR + 7.392%)	11.064%	10/15/34	3,000,000	2,672,726 (a)(b)(f)
GGAM Master Trust International Ltd., 2025-1A A	5.923%	9/30/60	1,814,467	1,813,694 (a)
GoldenTree Loan Management US CLO Ltd., 2020-8A FR (3 mo. Term SOFR + 8.312%)	11.979%	10/20/34	7,000,000	6,247,380 (a)(b)(f)
Greywolf CLO Ltd., 2015-1A DR (3 mo. Term SOFR + 6.112%)	9.780%	1/27/31	6,250,000	6,277,926 (a)(b)(f)
Greywolf CLO Ltd., 2018-1A D (3 mo. Term SOFR + 6.012%)	9.680%	4/26/31	3,000,000	3,014,962 (a)(b)(f)
HalseyPoint CLO Ltd., 2019-1A FR (3 mo. Term SOFR + 10.730%)	14.398%	10/20/37	2,930,000	2,577,612 (a)(f)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	8.518%	1/20/37	525,000	486,606 (a)(b)(f)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	428,069	381,962 (a)
Huntington Bank Auto Credit-Linked Notes, 2025-1 D (30 Day Average SOFR + 3.500%)	7.173%	3/21/33	761,335	753,774 (a)(f)
Huntington Bank Auto Credit-Linked Notes, 2025-2 D (30 Day Average SOFR + 3.250%)	6.923%	9/20/33	679,047	664,173 (a)(f)
Lakeside Park CLO Ltd., 2025-1A E (3 mo. Term SOFR + 4.600%)	8.272%	4/15/38	2,000,000	1,902,382 (a)(f)
LCM Ltd., 33A E (3 mo. Term SOFR + 6.612%)	10.279%	7/20/34	3,000,000	1,309,251 (a)(f)
Lighthouse Park CLO Ltd., 2025-1A E (3 mo. Term SOFR + 4.650%)	8.571%	10/24/37	1,140,000	1,106,949 (a)(f)
Lunar Structured Aircraft Portfolio Notes, 2021-1 C	5.682%	10/15/46	2,742,561	2,672,470 (a)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.368%	1/25/38	2,750,000	2,619,030 (a)(f)
Magnetite Ltd., 2022-32A ER (3 mo. Term SOFR + 4.600%)	8.272%	10/15/37	2,420,000	2,347,934 (a)(f)
MidOcean Credit CLO LLC, 2025-18A E (3 mo. Term SOFR + 5.400%)	9.070%	10/18/35	2,680,000	2,662,437 (a)(f)
National Collegiate Class A-3L Commutation Trust, 2007-4VI O (1 mo. USD LIBOR + 0.850%)	5.819%	3/29/38	27,730,208	2,062,961 (a)(f)
Navesink CLO Ltd., 2024-2A ER (3 mo. Term SOFR + 7.040%)	10.712%	1/15/36	1,750,000	1,726,881 (a)(f)
Nelnet Student Loan Trust, 2025-DA D	5.860%	8/20/54	1,500,000	1,477,631 (a)
NMEF Funding LLC, 2025-A D	8.070%	7/15/32	3,420,000	3,528,430 (a)
Obra CLO Ltd., 2025-3A E (3 mo. Term SOFR + 5.900%)	9.559%	1/20/39	2,750,000	2,708,589 (a)(f)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	11.504%	10/15/34	3,750,000	3,455,438 (a)(b)(f)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	10.358%	1/20/38	1,020,000	975,261 (a)(b)(f)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.118%	4/17/37	1,780,000	1,721,804 (a)(b)(f)
Point Broadband Funding LLC, 2025-1A C	8.156%	7/20/55	2,000,000	2,041,504 (a)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Renew, 2024-1A B	9.001%	11/20/59	615,640	$619,500 (a)
Renew Financial, 2024-2A B	8.223%	11/20/60	1,756,712	1,759,892 (a)
Riserva CLO Ltd., 2016-3A FRR (3 mo. Term SOFR + 8.772%)	12.439%	1/18/34	2,500,000	1,552,038 (a)(f)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	8.572%	7/15/40	2,370,000	2,301,540 (a)(f)
Saratoga Investment Corp. CLO Ltd., 2013-1A (3 mo. Term SOFR + 10.262%)	—	4/20/33	4,000,000	672,334 (l)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	2,030,000	2,067,927 (a)
Silver Point CLO Ltd., 2026-16A E (3 mo. Term SOFR + 4.750%)	8.405%	4/18/39	3,380,000	3,303,373 (a)(f)
Sixth Street CLO Ltd., 2021-19A FR (3 mo. Term SOFR + 7.910%)	11.578%	7/17/38	450,000	432,693 (a)(f)
SMB Private Education Loan Trust, 2015-C R	11.247%	9/18/46	7,570	2,134,262 (a)
Sound Point CLO Ltd., 2020-1A ER (3 mo. Term SOFR + 7.122%)	10.789%	7/20/34	4,200,000	3,760,236 (a)(f)
Sunnova Hellios II Issuer LLC, 2018-1A B	7.710%	7/20/48	3,252,830	2,910,933 (a)
Symphony CLO Ltd., 2021-28I SBPF	—	10/23/50	249,757	37 *(f)(g)(h)
Symphony CLO Ltd., 2019-21A ER (3 mo. Term SOFR + 6.862%)	10.534%	7/15/32	2,800,000	2,562,695 (a)(b)(f)
Symphony CLO Ltd., 2021-28A SUB	—	10/23/50	10,325,000	2,633,605 (a)(f)(l)
TCI-Symphony CLO Ltd., 2016-1A ER2 (3 mo. Term SOFR + 7.012%)	10.663%	10/13/32	3,500,000	3,005,731 (a)(f)
Venture CLO Ltd., 2021-43A D (3 mo. Term SOFR + 3.732%)	7.404%	4/15/34	1,500,000	1,429,570 (a)(f)
Voya CLO Ltd., 2018-2A E (3 mo. Term SOFR + 5.512%)	9.184%	7/15/31	6,750,000	6,112,504 (a)(b)(f)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	6.370%	1/20/38	1,250,000	1,233,225 (a)(b)(f)
Wave LLC, 2019-1 B	4.581%	9/15/44	250,266	244,843 (a)
Wellesley Park CLO Ltd., 2025-1A E (3 mo. Term SOFR + 4.600%)	8.507%	1/24/39	1,130,000	1,103,901 (a)(f)
Whitebox CLO Ltd., 2020-2A E1R2 (3 mo. Term SOFR + 5.750%)	9.418%	10/24/37	1,430,000	1,384,869 (a)(b)(f)
Wind River CLO Ltd., 2021-4A E3 (3 mo. Term SOFR + 8.512%)	12.179%	1/20/35	3,000,000	2,423,985 (a)(f)
Wind River CLO Ltd., 2021-4A F (3 mo. Term SOFR + 6.522%)	10.189%	1/20/35	2,450,000	635,383 (a)(f)

Total Asset-Backed Securities (Cost — $211,122,498)				171,730,553
			Face Amount†
Senior Loans — 14.7%
Communication Services — 2.2%
Entertainment — 0.5%
Allen Media LLC, Term Loan B (3 mo. Term SOFR + 5.650%)	9.350%	2/10/27	4,665,583	2,974,310 (f)(m)(n)
OAK-Eagle Acquireco Inc., Term Loan B	—	3/24/33	750,000	746,250 (o)
Total Entertainment				3,720,560
Media — 1.7%
CB Poly US Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.500%)	9.200%	5/18/29	4,825,000	4,350,534 (f)(m)(n)
iHeartCommunications Inc., Refinanced Term Loan B (1 mo. Term SOFR + 5.889%)	9.557%	5/1/29	5,628,750	4,950,654 (f)(m)(n)
Nexstar Media Inc., Term Loan B6	—	3/18/33	2,810,000	2,781,900 (o)
Total Media				12,083,088

Total Communication Services				15,803,648
Consumer Discretionary — 3.2%
Automobile Components — 0.9%
ABC Technologies Inc., Term Loan B	11.918-11.950%	1/2/40	4,080,370	3,927,576 (f)(h)(m)(n)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
Autokiniton US Holdings Inc., 2024 Replacement Term Loan B (1 mo. Term SOFR + 4.114%)	7.782%	4/6/28	2,800,425	$2,771,721 (f)(m)(n)
First Brands Group LLC, 2021 First Lien Term Loan (1 mo. Term SOFR + 7.114%)	10.782%	3/30/27	1,805,134	5,271 (f)(m)(n)
First Brands Group LLC, DIP Roll Up Term Loan (1 mo. Term SOFR + 7.000%)	10.671%	6/29/26	2,308,524	8,796 (f)(m)(n)
First Brands Group LLC, USD DIP Term Loan (1 mo. Term SOFR + 10.000%)	13.671%	6/29/26	807,808	196,903 (f)(m)(n)
Total Automobile Components				6,910,267
Diversified Consumer Services — 0.8%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.506%	6/24/30	8,100,710	5,978,324 (f)(m)(n)
Hotels, Restaurants & Leisure — 0.4%
Catawba Nation Gaming Authority, Initial Term Loan B (3 mo. Term SOFR + 4.750%)	8.417%	3/29/32	3,000,000	3,054,390 (f)(m)(n)
Specialty Retail — 1.1%
Empire Today IP LLC, Second Out Term Loan (3 mo. Term SOFR + 5.262%)	8.928%	8/3/29	1,786,155	35,723 (f)(h)(m)(n)
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.918%	6/11/31	1,732,412	1,717,019 (f)(m)(n)
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.950%	1/22/31	3,610,000	3,536,573 (f)(m)(n)
The Michaels Cos. Inc., Term Loan B (3 mo. Term SOFR + 5.000%)	8.668%	3/15/33	2,650,000	2,577,284 (f)(m)(n)
Total Specialty Retail				7,866,599

Total Consumer Discretionary				23,809,580
Consumer Staples — 0.2%
Beverages — 0.1%
Triton Water Holdings Inc., 2026 Refinancing Term Loan	—	3/19/31	1,120,000	1,123,147 (o)
Household Products — 0.1%
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	9.032%	12/23/28	956,496	680,069 (f)(m)(n)

Total Consumer Staples				1,803,216
Financials — 1.4%
Financial Services — 1.0%
Greystone Select Holdings LLC, Term Loan B (3 mo. Term SOFR + 5.262%)	8.931%	6/16/28	3,294,753	3,249,450 (f)(m)(n)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.168%	7/31/31	3,889,016	3,750,470 (f)(m)(n)
Total Financial Services				6,999,920
Insurance — 0.4%
Asurion LLC, New Term Loan B14	—	3/11/33	970,000	939,086 (o)
Asurion LLC, New Term Loan B4 (1 mo. Term SOFR + 5.364%)	9.032%	1/20/29	1,962,617	1,952,980 (f)(m)(n)
Total Insurance				2,892,066

Total Financials				9,891,986
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 1.5%
Health Care Providers & Services — 0.6%
EyeCare Partners LLC, Term Loan B (4.730% Cash and 3.610% PIK)	8.340%	11/30/28	1,101,113	$462,468 (d)(f)(m)(n)
TEAM Services Holding Inc., Initial Term Loan	—	3/31/33	3,870,000	3,683,756 (o)
Total Health Care Providers & Services				4,146,224
Health Care Technology — 0.6%
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	7.417%	12/31/30	528,768	528,635 (f)(m)(n)
MPH Acquisition Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 4.862%)	8.528%	12/31/30	4,383,154	3,902,848 (f)(m)(n)
Total Health Care Technology				4,431,483
Pharmaceuticals — 0.3%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	7.800%	10/1/27	2,315,561	2,252,856 (f)(m)(n)

Total Health Care				10,830,563
Industrials — 1.0%
Commercial Services & Supplies — 0.5%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	9.200%	1/31/31	4,465,909	3,970,930 (f)(m)(n)
Passenger Airlines — 0.5%
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	1,215,610	151,951 *(h)(i)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	1/2/40	513,694	508,557 (f)(m)(n)
Spirit Airlines LLC, Roll Up Term Loan	—	10/14/26	3,190,690	2,233,483 (h)(o)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	7/14/26	127,400	126,126 (f)(m)(n)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	7/14/26	251,619	249,103 (f)(m)(n)
Total Passenger Airlines				3,269,220

Total Industrials				7,240,150
Information Technology — 3.7%
Semiconductors & Semiconductor Equipment — 1.2%
VCI Asset Holdings 1 LLC, Term Loan	10.000%	11/20/30	4,060,000	4,359,445 (m)(n)
VCI Asset Holdings 2 LLC, Initial Term Loan	7.375%	2/6/31	4,220,000	4,346,600 (g)(m)(n)
Total Semiconductors & Semiconductor Equipment				8,706,045
Software — 1.6%
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	10.668%	2/19/29	5,000,000	3,862,500 (f)(m)(n)
Magenta Security Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 7.010%)	10.677%	7/27/28	377,438	271,074 (f)(m)(n)
Planview Parent Inc., 2024 Incremental Term Loan B (3 mo. Term SOFR + 3.500%)	7.200%	12/17/27	4,080,031	3,072,794 (f)(m)(n)
Starlight Parent LLC, Term Loan (3 mo. Term SOFR + 4.000%)	7.674%	4/16/32	3,482,500	2,968,832 (f)(m)(n)
UKG Inc., Term Loan B (3 mo. Term SOFR + 2.500%)	6.167%	2/10/31	1,605,965	1,536,812 (f)(m)(n)(o)
Total Software				11,712,012
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Technology Hardware, Storage & Peripherals — 0.9%
Vericast Corp., 2024 Extended Term Loan (3 mo. Term SOFR + 7.750%)	11.500%	6/14/30	7,168,482	$6,964,646 (f)(m)(n)

Total Information Technology				27,382,703
Materials — 1.5%
Chemicals — 1.5%
ARC Falcon I Inc., Term Loan B	—	3/4/33	1,600,000	1,471,000 (o)
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.675%	3/15/29	2,689,492	2,579,115 (f)(m)(n)
Natgasoline LLC, Term Loan B (3 mo. Term SOFR + 5.500%)	9.173%	3/29/30	2,437,500	2,460,352 (f)(m)(n)
Plastics Management LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 5.000%)	8.700%	8/3/27	4,780,726	4,763,878 (f)(m)(n)

Total Materials				11,274,345
Total Senior Loans (Cost — $120,739,039)				108,036,191
Sovereign Bonds — 6.7%
Angola — 0.8%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,600,000	1,584,299 (a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	3,500,000	3,403,113 (a)(p)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	620,000	540,690 (j)
Total Angola				5,528,102
Argentina — 0.7%
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	3,400,170	3,431,230 (a)
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	1,333,400	1,345,581 (j)
Total Argentina				4,776,811
Bahamas — 0.4%

Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	3,000,000	3,210,240 (a)
Brazil — 0.5%

Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	21,052,000 BRL	3,551,358
Dominican Republic — 0.4%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	430,000	409,704 (j)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	2,750,000	2,540,725 (j)(p)
Total Dominican Republic				2,950,429
Ecuador — 0.5%
Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	930,000	913,725 (a)
Ecuador Government International Bond, Senior Notes	6.900%	7/31/35	1,000,000	883,180 (j)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/26 then 5.500%)	5.000%	7/31/40	2,500,000	1,962,500 (a)
Total Ecuador				3,759,405
Egypt — 0.1%

Egypt Government International Bond, Senior Notes	7.053%	1/15/32	700,000	662,100 (j)
El Salvador — 0.2%
El Salvador Government International Bond, Senior Notes	9.250%	4/17/30	440,000	458,234 (a)
El Salvador Government International Bond, Senior Notes	9.650%	11/21/54	900,000	956,880 (a)
Total El Salvador				1,415,114
Ethiopia — 0.1%

Ethiopia International Bond, Senior Notes	6.625%	12/11/26	560,000	573,627 (j)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ghana — 0.1%
Ghana Government International Bond, Senior Notes	0.000%	7/3/26	7,760	$7,629 (a)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/29	205,398	196,350 (a)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	337,560	288,758 (a)
Total Ghana				492,737
Ivory Coast — 0.4%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	2,040,000	2,078,433 (a)
Ivory Coast Government International Bond, Senior Notes	8.250%	1/30/37	1,000,000	1,028,575 (a)
Total Ivory Coast				3,107,008
Jamaica — 0.1%

Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	82,000,000 JMD	547,155
Kenya — 0.2%
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	1,006,000	970,111 (a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	550,000	458,191 (j)
Total Kenya				1,428,302
Mexico — 0.3%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	1,150,000	1,157,475 (a)(b)
Mexican Bonos, Senior Notes	8.500%	5/31/29	23,320,000 MXN	1,300,223
Total Mexico				2,457,698
Mozambique — 0.0%††

Mozambique International Bond, Senior Notes	9.000%	9/15/31	460,000	345,876 (j)
Nigeria — 0.1%

Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	940,000	948,797 (j)
Romania — 0.1%

Romanian Government International Bond, Senior Notes	7.500%	2/10/37	850,000	899,652 (a)
Senegal — 0.0%††

Senegal Government International Bond, Senior Notes	6.250%	5/23/33	550,000	294,328 (j)
South Africa — 0.2%

Republic of South Africa Government International Bond, Senior Notes	6.125%	12/11/37	1,340,000	1,244,860 (a)
Sri Lanka — 0.1%
Sri Lanka Government International Bond, Senior Notes	4.000%	4/15/28	55,179	52,753 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.100% to 7/15/27 then 3.350%)	3.100%	1/15/30	59,046	54,324 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.350% to 9/15/27 then 3.600%)	3.350%	3/15/33	115,818	96,949 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 12/15/27 then 5.100%)	3.600%	6/15/35	78,204	59,242 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 11/15/27 then 3.850%)	3.600%	5/15/36	54,275	48,523 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 8/15/27 then 3.850%)	3.600%	2/15/38	108,597	96,215 (a)
Total Sri Lanka				408,006
Supranational — 0.8%

International Bank for Reconstruction & Development, Senior Notes	8.050%	5/10/28	227,000,000 UYU	5,627,989
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Turkey — 0.4%

Turkiye Ihracat Kredi Bankasi AS, Senior Notes	5.750%	7/6/26	3,200,000	$3,207,816 (a)(p)
Ukraine — 0.1%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	59,069	34,740 (j)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	220,732	94,908 (j)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	216,271	115,801 (j)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	186,534	87,067 (j)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/35	378,474	199,378 (j)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	155,445	72,569 (j)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	486,610	251,559 (j)
Total Ukraine				856,022
Uzbekistan — 0.1%
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	590,000	533,960 (j)

Total Sovereign Bonds (Cost — $47,280,534)				48,827,392
			Shares
Preferred Stocks — 0.5%
Financials — 0.5%
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.705%		77,758	1,533,388 (f)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.289%		107,413	2,273,933 (f)

Total Preferred Stocks (Cost — $4,369,237)				3,807,321
		Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.3%
Financials — 0.3%
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Blackstone Mortgage Trust Inc., Senior Notes	5.500%	3/15/27	2,000,000	1,990,000

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	70,334	1,673 (j)
Country Garden Holdings Co. Ltd., Senior Notes	0.000%	12/31/31	2,628,484	294,128 (j)

Total Real Estate				295,801
Total Convertible Bonds & Notes (Cost — $2,302,321)				2,285,801
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security			Shares	Value
Common Stocks — 0.3%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Altice France Luxco			61,743	$1,050,859 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			977	244 *(g)(q)
Spirit Aviation Holdings Inc.			168,247	42,062 *

Total Industrials				42,306
Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
VCI Asset Holdings 2 LLC			785,808	785,808 *(g)(h)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			196,741	1,502 *(g)
Country Garden Holdings Co. Ltd.			10,500	430 *(g)

Total Real Estate				1,932
Total Common Stocks (Cost — $3,153,390)				1,880,905
	Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.0%††
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes (Cost — $103,856)	3.400%	5/16/45	4,020,055 UYU	105,878
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)		—	5,018	73,951 *
			Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $1,455,203)		3/12/30	119,540	29,885 *(a)(g)(q)
Total Investments — 144.2% (Cost — $1,130,357,007)				1,057,976,420
Liabilities in Excess of Other Assets — (44.2)%				(324,392,376)
Total Net Assets — 100.0%				$733,584,044

See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Diversified Income Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(e)	Security has no maturity date. The date shown represents the next call date.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	The coupon payment on this security is currently in default as of March 31, 2026.
(j)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(k)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Rate shown is the current yield based on income received over the trailing twelve months.
(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	All or a portion of this loan has not settled as of March 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(p)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(q)	Restricted security (Note 3).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
DIP	—	Debtor-in-possession
GBP	—	British Pound
IO	—	Interest Only
JMD	—	Jamaican Dollar
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

 Western Asset Diversified Income Fund
At March 31, 2026, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Goldman Sachs Group Inc.	4.250%	12/12/2025	TBD***	$6,612,177	Sovereign Bonds Cash	$9,340,143 110,000
				$6,612,177		$9,450,143

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
***
TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of March 31, 2026.

At March 31, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 5-Year Notes Futures, Call	4/24/26	$109.000	68	$68	$(12,219)
U.S. Treasury 5-Year Notes Futures, Put	4/24/26	107.000	68	68	(9,562)
Total Exchange-Traded Written Options (Premiums received — $30,827)					$(21,781)
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro-Bund	34	6/26	$5,022,354	$4,927,689	$(94,665)
U.S. Treasury 5-Year Notes	184	6/26	19,831,998	19,905,063	73,065
U.S. Treasury 10-Year Notes	973	6/26	109,952,096	108,048,614	(1,903,482)
U.S. Treasury Long-Term Bonds	280	6/26	32,842,513	31,885,000	(957,513)
U.S. Treasury Ultra 10-Year Notes	170	6/26	19,723,741	19,297,657	(426,084)
					(3,308,679)
Contracts to Sell:
3-Month SOFR	17	3/27	4,116,302	4,095,513	20,789
U.S. Treasury 2-Year Notes	150	6/26	31,360,281	31,116,797	243,484
U.S. Treasury Ultra Long-Term Bonds	169	6/26	20,229,536	19,699,062	530,474
					794,747
Net unrealized depreciation on open futures contracts					$(2,513,932)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	440,000	USD	302,777	Bank of America N.A.	4/16/26	$739
AUD	440,879	USD	302,940	Bank of America N.A.	4/16/26	1,182
AUD	890,000	USD	608,292	Bank of America N.A.	4/16/26	5,638
EUR	4,273,611	USD	5,068,075	Bank of America N.A.	4/16/26	(124,498)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Diversified Income Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	73,010,000	USD	458,010	Bank of America N.A.	4/16/26	$2,729
MXN	62,417,000	USD	3,504,354	Bank of America N.A.	4/16/26	(26,510)
USD	5,397,249	MXN	97,912,568	Bank of America N.A.	4/16/26	(58,390)
AUD	500,000	USD	353,357	BNP Paribas SA	4/16/26	(8,453)
AUD	1,010,000	USD	715,859	BNP Paribas SA	4/16/26	(19,152)
AUD	1,510,000	USD	1,072,366	BNP Paribas SA	4/16/26	(30,754)
EUR	400,000	USD	476,090	BNP Paribas SA	4/16/26	(13,383)
EUR	660,000	USD	781,649	BNP Paribas SA	4/16/26	(18,182)
EUR	1,067,403	USD	1,253,816	BNP Paribas SA	4/16/26	(19,078)
USD	943,175	EUR	800,000	BNP Paribas SA	4/16/26	17,760
USD	943,320	EUR	800,000	BNP Paribas SA	4/16/26	17,905
USD	1,383,921	EUR	1,167,447	BNP Paribas SA	4/16/26	33,456
USD	4,733,024	GBP	3,514,416	BNP Paribas SA	4/16/26	81,463
CNH	6,622,705	USD	957,068	Citibank N.A.	4/16/26	5,692
EUR	520,000	USD	605,415	Citibank N.A.	4/16/26	(3,896)
EUR	770,000	USD	896,555	Citibank N.A.	4/16/26	(5,844)
JPY	50,310,000	USD	319,892	Citibank N.A.	4/16/26	(2,404)
JPY	50,310,000	USD	320,002	Citibank N.A.	4/16/26	(2,514)
JPY	50,310,000	USD	319,887	Citibank N.A.	4/16/26	(2,399)
JPY	60,358,000	USD	383,655	Citibank N.A.	4/16/26	(2,758)
JPY	125,770,000	USD	801,770	Citibank N.A.	4/16/26	(8,082)
JPY	125,770,000	USD	802,010	Citibank N.A.	4/16/26	(8,322)
JPY	125,770,000	USD	802,098	Citibank N.A.	4/16/26	(8,410)
USD	509,562	AUD	740,000	Citibank N.A.	4/16/26	(897)
USD	774,228	CAD	1,065,003	Citibank N.A.	4/16/26	8,103
USD	483,363	EUR	410,000	Citibank N.A.	4/16/26	9,088
USD	533,091	EUR	452,790	Citibank N.A.	4/16/26	9,318
USD	1,072,665	EUR	910,000	Citibank N.A.	4/16/26	20,006
USD	1,901,361	EUR	1,620,319	Citibank N.A.	4/16/26	27,028
AUD	220,505	USD	154,397	JPMorgan Chase & Co.	4/16/26	(2,291)
AUD	410,000	USD	289,476	JPMorgan Chase & Co.	4/16/26	(6,654)
AUD	410,000	USD	289,068	JPMorgan Chase & Co.	4/16/26	(6,246)
AUD	610,000	USD	431,398	JPMorgan Chase & Co.	4/16/26	(10,615)
AUD	620,000	USD	434,265	JPMorgan Chase & Co.	4/16/26	(6,583)
AUD	5,697,203	USD	3,839,419	JPMorgan Chase & Co.	4/16/26	90,563
CNH	6,590,000	USD	952,285	JPMorgan Chase & Co.	4/16/26	5,721
EUR	370,000	USD	429,255	JPMorgan Chase & Co.	4/16/26	(1,251)
JPY	73,460,000	USD	461,264	JPMorgan Chase & Co.	4/16/26	2,315
JPY	91,820,000	USD	578,058	JPMorgan Chase & Co.	4/16/26	1,384
USD	170,958	AUD	250,000	JPMorgan Chase & Co.	4/16/26	(1,495)
USD	181,426	AUD	265,286	JPMorgan Chase & Co.	4/16/26	(1,570)
USD	340,770	AUD	500,000	JPMorgan Chase & Co.	4/16/26	(4,135)
USD	504,167	AUD	740,000	JPMorgan Chase & Co.	4/16/26	(6,292)
USD	806,062	AUD	1,200,000	JPMorgan Chase & Co.	4/16/26	(21,709)
USD	1,428,007	AUD	2,065,410	JPMorgan Chase & Co.	4/16/26	3,269
USD	1,906,495	CNH	13,212,705	JPMorgan Chase & Co.	4/16/26	(14,270)
USD	2,569,658	BRL	13,578,845	JPMorgan Chase & Co.	6/2/26	(16,229)
Net unrealized depreciation on open forward foreign currency contracts						$(119,907)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

 Western Asset Diversified Income Fund
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At March 31, 2026, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	63,990,000BRL	1/2/29	BRL-CDI**	10.230%**	$(1,381,206)	$—	$(1,381,206)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
173,910,000MXN	11/10/34	28-Day MXN TIIE - Banxico every 28 days	8.885% every 28 days	$276,720	$—	$276,720

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at March 31, 2026[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment Inc., 4.625%, due 10/15/29	$1,123,000	6/20/30	3.027%	5.000% quarterly	$81,682	$104,567	$(22,885)
Nabors Industries Inc., 9.125%, due 1/31/30	604,000	6/20/29	1.889%	1.000% quarterly	(15,918)	(70,934)	55,016
Total	$1,727,000				$65,764	$33,633	$32,131

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at March 31, 2026[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
MGM Resorts International, 4.750%, due 10/15/28	$1,123,000	6/20/30	1.752%	5.000% quarterly	$(138,149)	$(127,925)	$(10,224)
Transocean Inc., 8.000%, due 2/1/27	604,000	6/20/29	1.607%	1.000% quarterly	10,946	44,370	(33,424)
Total	$1,727,000				$(127,203)	$(83,555)	$(43,648)

See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Diversified Income Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.46 Index	$3,310,100	6/20/31	5.000% quarterly	$(158,589)	$(130,283)	$(28,306)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$29,841	4/9/26	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$(181,827)	—	$(181,827)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	7.057%
BRL-CDI	14.650%
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

 Western Asset Diversified Income Fund
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Diversified Income Fund (the “Fund”) was organized in Maryland on July 27, 2020 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Trustees (the “Board”) has authorized the issuance of an unlimited number of common shares of beneficial interest, $0.001 par value per share (the “Common Shares”). The Fund’s primary investment objective is to seek high current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, across fixed income sectors and securities in seeking to deliver a well-diversified portfolio. The Fund expects to dissolve on or about June 24, 2033 (the “Dissolution Date”); provided that the Board may, without shareholder approval, extend the Dissolution Date for up to two years. As of a date within the 6-18 months preceding the Dissolution Date, the Board may cause the Fund to conduct a tender offer to all shareholders to purchase 100% of the then outstanding Common Shares of the Fund at a price equal to the NAV per Common Share on the expiration date of the tender offer (the “Eligible Tender Offer”). The Board has established that the Fund must have at least $200 million of aggregate net assets immediately following the completion of an Eligible Tender Offer to ensure the continued viability of the Fund (the “Dissolution Threshold”). In an Eligible Tender Offer, the Fund will offer to purchase all Common Shares held by each Common Shareholder; provided that if the payment for properly tendered Common Shares would result in the Fund having aggregate net assets below the Dissolution Threshold, the Eligible Tender Offer will be canceled, no Common Shares will be repurchased and the Fund will dissolve as scheduled. If an Eligible Tender Offer is conducted and the payment for properly tendered Common Shares would result in the Fund having aggregate net assets greater than or equal to the Dissolution Threshold, all Common Shares properly tendered and not withdrawn will be purchased by the Fund pursuant to the terms of the Eligible Tender Offer. Following the completion of an Eligible Tender Offer, the Board may eliminate the Dissolution Date without shareholder approval and provide for the Fund’s perpetual existence.  Upon its dissolution, it is anticipated that the Fund will have distributed substantially all of its net assets to shareholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Board.
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Western Asset Diversified Income Fund 2026 Quarterly Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$84,920,623	$4,653,374	$89,573,997
Other Corporate Bonds & Notes	—	441,901,068	—	441,901,068
Collateralized Mortgage Obligations	—	189,723,478	—	189,723,478
Asset-Backed Securities	—	171,730,516	37	171,730,553
Senior Loans:
Consumer Discretionary	—	19,846,281	3,963,299	23,809,580
Industrials	—	4,854,716	2,385,434	7,240,150
Other Senior Loans	—	76,986,461	—	76,986,461
Sovereign Bonds	—	48,827,392	—	48,827,392
Preferred Stocks	$3,807,321	—	—	3,807,321
Convertible Bonds & Notes	—	2,285,801	—	2,285,801
Common Stocks:
Industrials	42,062	244	—	42,306
Information Technology	—	—	785,808	785,808
Other Common Stocks	—	1,052,791	—	1,052,791
Non-U.S. Treasury Inflation Protected Securities	—	105,878	—	105,878
Rights	—	73,951	—	73,951

Western Asset Diversified Income Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Warrants	—	$29,885	—	$29,885
Total Investments	$3,849,383	$1,042,339,085	$11,787,952	$1,057,976,420
Other Financial Instruments:
Futures Contracts††	$867,812	—	—	$867,812
Forward Foreign Currency Contracts††	—	$343,359	—	343,359
Centrally Cleared Interest Rate Swaps††	—	276,720	—	276,720
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	55,016	—	55,016
Total Other Financial Instruments	$867,812	$675,095	—	$1,542,907
Total	$4,717,195	$1,043,014,180	$11,787,952	$1,059,519,327
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$21,781	—	—	$21,781
Futures Contracts††	3,381,744	—	—	3,381,744
Forward Foreign Currency Contracts††	—	$463,266	—	463,266
OTC Interest Rate Swaps	—	1,381,206	—	1,381,206
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	22,885	—	22,885
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	43,648	—	43,648
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	28,306	—	28,306
OTC Total Return Swaps	—	181,827	—	181,827
Total	$3,403,525	$2,121,138	—	$5,524,663

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$4,653,297	$3,180	—	$(3,103)	—
Asset-Backed Securities	—	—	—	—	—
Senior Loans:
Consumer Discretionary	4,007,797	6,864	—	(208,947)	$4,010,294
Financials	3,280,764	(1,301)	$(42)	(19,169)	—
Industrials	1,796,449	890,721	(520,897)	219,161	1,019,196
Common Stocks:
Information Technology	—	—	—	—	785,808
Total	$13,738,307	$899,464	$(520,939)	$(12,058)	$5,815,298

Western Asset Diversified Income Fund 2026 Quarterly Report

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of March 31, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2026[1]
Corporate Bonds & Notes:
Energy	—	—	—	$4,653,374	$(3,103)
Asset-Backed Securities	—	$37	—	37	—
Senior Loans:
Consumer Discretionary	$(3,852,710)	—	—	3,963,299	(70,906)
Financials	(10,802)	—	$(3,249,450)	—	—
Industrials	(1,019,196)	—	—	2,385,434	219,161
Common Stocks:
Information Technology	—	—	—	785,808	—
Total	$(4,882,708)	$37	$(3,249,450)	$11,787,952	$145,152

[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]
Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected in such company for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$70,528,045	70,528,045	$70,528,045	70,528,045

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$60,278	—	—

Western Asset Diversified Income Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 3/31/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	977	3/25	$11,893	$244	$0.25	0.00%(a)
Spirit Airlines LLC, Warrants	119,540	3/25	1,455,203	29,885 (b)	0.25	0.00 (a)
Total			$1,467,096	$30,129		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Diversified Income Fund 2026 Quarterly Report